UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                             Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  6/30/12

Check here if Amendment [  ]; Amendment Number:  ____
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings
                                        entries.

Institutional Investment Manager Filing this Report:

Name:     Princeton Capital Management, Inc.
Address:  47 Hulfish Street, Suite 500
          Princeton, New Jersey  08540

Form 13F File Number:  28-7092

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Ann W. Elmes
Title:    Chief Compliance Officer
Phone:    (609) 924-6867

Signature, Place, and Date of Signing:

Ann W. Elmes              Princeton, New Jersey      7/16/12
[Signature]                   [City, State]           [Date]

Report Type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

                     Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Manager:

Form 13F Information Table Entry Total:     80

Form 13F Information Table Value Total:	$  97,117
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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PRINCETON CAPITAL MANAGEMENT
FORM 13F
Discretionary
                              30-Jun-12

                                                                                                    Voting Authority
                                       Title                                                        -------------------------
                                       of                 Value     Shares/  Sh/ Put/ InvstmOther
Name of Issuer                         Class  CUSIP       (x$1000)  Prn Amt  Prn Call DscretManagersSole     Shared None
------------------------------         ----------------   --------  -------- --- ---- ---------------------- ---------------

3M Company                             COM    88579y101          332     3700SH       Sole                               3700
ATT - New                              COM    00206r102         3634   101918SH       Sole              39185           62588
AXT, Inc.                              COM    00246w103         2610   660750SH       Sole               3100          657650
Amazon.com                             COM    023135106         1188     5204SH       Sole                 85            5119
American Tower REIT                    COM    03027x100         2561    36635SH       Sole              22940           13620
Apple Inc.                             COM    037833100         1620     2774SH       Sole               2081             685
Archer Daniels Midland                 COM    039483102          328    11100SH       Sole                              11100
Astro-Med                              COM    04638f108          325    40800SH       Sole                700           40100
BTG plc                                COM    g1660v103          451    74615SH       Sole                              74615
Bayer, ADR                             COM    072730302         1621    22495SH       Sole              17150            5265
BioLase Technology                     COM    090911108         1109   568833SH       Sole              81486          487347
Boeing                                 COM    097023105         3187    42891SH       Sole              21916           20875
Bristol-Myers Squibb                   COM       110122108      1293    35980SH       Sole              33775            2055
Bunge Limited                          COM    G16962105         1955    31163SH       Sole              18810           12283
CACI International, Inc.               COM       127190304      1211    22005SH       Sole               4315           17690
Canadian Pacific Railway               COM    13645T100         2090    28535SH       Sole              16235           12230
Cavium Inc                             COM    14964u108         1193    42620SH       Sole                              42620
Celgene Corp.                          COM       151020104       251     3911SH       Sole               3611             300
Cisco Systems                          COM    17275R102         1489    86710SH       Sole              69100           17360
Companhia Energetica                   COM       204409601       461    25000SH       Sole                              25000
Computer Sciences                      COM       205363104      2098    84520SH       Sole              53030           31300
Cree                                   COM       225447101      2075    80853SH       Sole              32963           47770
Crown Castle International             COM       228227104      1469    25045SH       Sole              23090            1875
Curon Medical PIPE (Rev Spl)           COM       231292913         0    23076SH       Sole                              23076
Cytori Therapeutics                    COM    23283k105          648   240055SH       Sole              56730          183325
Daktronics                             COM       234264109       225    32550SH       Sole                              32550
Deere & Company                        COM       244199105      1818    22485SH       Sole              12800            9625
Dominion Resources                     COM    25746U109          205     3800SH       Sole                               3800
Duke Energy - New                      COM    26441c204         1756    76160SH       Sole              50970           24990
Dyadic International                   COM    26745T101           39    37200SH       Sole                              37200
Eastman Kodak                          COM       277461109        41   185766SH       Sole                             185766
Entegris Inc                           COM    29362u104          547    64000SH       Sole                              64000
Exelixis                               COM    30161Q104           55    10000SH       Sole                              10000
Exxon Mobil                            COM    30231G102          590     6900SH       Sole                               6900
FEI Company                            COM    30241L109         1932    40385SH       Sole                              40385
FMC Corp                               COM       302491303      3069    57378SH       Sole              35122           22146
Finisar Corp                           COM    31787A507          180    12050SH       Sole                              12050
Fusion-IO                              COM    36112j107          277    13275SH       Sole                              13275
General Electric                       COM       369604103      4181   200628SH       Sole             111518           88680
GlaxoSmithKline                        COM    37733W105         1262    27690SH       Sole              27375             195
Google                                 COM    38259p508         2485     4284SH       Sole               2858            1415
Hansen Medical                         COM       411307101      1937   853305SH       Sole              67180          786125
Harris & Harris Group                  COM       413833104       167    44000SH       Sole                              44000
IPG Photonics                          COM    44980X109          711    16315SH       Sole               2290           14025
ISIS Pharmaceuticals                   COM       464330109       631    52550SH       Sole                              52550
Intel                                  COM       458140100      1433    53755SH       Sole              52715             840
JDS Uniphase                           COM    46612J507         1160   105475SH       Sole              18965           86510
John Wiley Cl A                        COM       968223206      1221    24914SH       Sole              24694             130
MAKO Surgical                          COM       560879108       670    26175SH       Sole                              26175
Mckesson HBOC                          COM    58155Q103          216     2300SH       Sole                               2300
Microsoft                              COM       594918104      2362    77225SH       Sole              44055           32970
Microvision                            COM       594960304       125    77590SH       Sole                138           77453
Morphosys                              COM    D55040105         1374    62465SH       Sole               6315           56150
Nektar Therapeutics                    COM       640268108       830   102850SH       Sole                             102850
Newport Corporation                    COM       651824104       174    14475SH       Sole                              14475
NuVasive                               COM       670704105       311    12275SH       Sole                              12275
OCZ Technology Group                   COM    67086e303          575   108700SH       Sole                             108700
Osiris                                 COM    68827r108          264    24100SH       Sole                              24100
Pepco Holdings                         COM       713291102       665    33975SH       Sole                              33975
Philips NV, ADR                        COM       500472303       424    21556SH       Sole                              21556
Qualcomm                               COM       747525103      1380    24790SH       Sole              19295            5425
RF Micro Devices                       COM       749941100       550   129325SH       Sole                             129325
Rockwood Holdings                      COM       774415103       424     9570SH       Sole               3195            6375
SCANA                                  COM    80589M102          463     9675SH       Sole                               9675
STEC, Inc.                             COM       784774101       573    73495SH       Sole              20895           52600
Seattle Genetics                       COM       812578102       301    11860SH       Sole               9010            2850
Silicon Image                          COM    82705t102          623   150975SH       Sole                             150975
Solazyme, Inc                          COM    83415T101          908    65300SH       Sole                              65300
Susquehanna Bancshares                 COM       869099101       360    35000SH       Sole                              35000
TriQuint Semiconductor                 COM    89674k103          712   129500SH       Sole                             129500
Union Pacific                          COM       907818108      2954    24760SH       Sole              12730           11985
United Parcel Service                  COM       911312106      2388    30325SH       Sole              17700           12525
Universal Display                      COM    91347P105         4105   114225SH       Sole               8360          105865
Universal Electronics                  COM       913483103       796    60443SH       Sole              51208            8995
Verizon Communications                 COM    92343v104         4585   103168SH       Sole              51712           51266
Vertex                                 COM    92532F100         2084    37270SH       Sole               5140           32130
Vical                                  COM       925602104       418   116100SH       Sole                             116100
Vodafone Group, ADR                    COM    92857W209         2651    94065SH       Sole              48715           45190
duPont                                 COM       263534109      1724    34086SH       Sole              21749           12237
Microvision Warrants - exp 11/                   594960171         3   297700SH       Sole                             297700
REPORT SUMMARY                         80 DATA RECORDS         97117         0  OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILE
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